Intangible assets, net	6 Months Ended
Sep. 30, 2021
Intangible assets, net
Intangible assets, net

10.Intangible assets, net

Intangible assets consisted of the following:

	As of
	September 30, 2021	March 31, 2021
Software	$6,154,206	$5,867,028
Courseware	32,256,970	31,835,306
Copyrights	11,169,779	10,850,212
	49,580,955	48,552,546
Less: accumulated amortization	(32,436,537)	(28,136,085)
Intangible assets, net	$17,144,418	$20,416,461

For the six month periods ended September 30, 2021 and 2020, the Group had no impaired or pledged intangible assets.

Additions to intangible assets for the six month periods ended September 30, 2021 and 2020 were $209,469 and $2,254,100, respectively. There were no disposals of intangible assets for the six months ended September 30, 2021 and 2020. The difference of the amounts of additions and disposals to intangible assets in reference to the table above was due to the foreign exchange translation.

Amortization expenses were $3,948,391 and $3,157,605 for the six month periods ended September 30, 2021 and 2020, respectively. The following is a schedule, by fiscal year, of amortization amounts of intangible asset as of September 30, 2021:

2022	$7,006,241
2023	4,265,070
2024	3,046,814
2025	2,150,571
Thereafter	675,722
Total	$17,144,418